Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	TGH
Entity Registrant Name	Textainer Group Holdings Limited
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	50,495,789
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares, $0.01 par value
Security Exchange Name	NYSE
Entity File Number	001-33725
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Century House
Entity Address, Address Line Two	16 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Textainer Group Holdings Limited
Entity Address, Address Line Two	Century House
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Contact Personnel Name	Michael J. Harvey
Entity Address, Address Line Three	16 Par-La-Ville Road
City Area Code	441
Local Phone Number	296-2500
Contact Personnel Email Address	mjh@textainer.com